Commitments - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Lessee [member] - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of future minimum lease payments [line items]
Future minimum lease payments	¥ 2,474	¥ 1,929
Not later than one year [member]
Disclosure of future minimum lease payments [line items]
Future minimum lease payments	1,049	784
Later than one year and not later than five years [member]
Disclosure of future minimum lease payments [line items]
Future minimum lease payments	1,373	1,101
Later than five years [member]
Disclosure of future minimum lease payments [line items]
Future minimum lease payments	¥ 52	¥ 44